Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Trade and other receivables
16.	Trade and other receivables
(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Trade receivables	52,462	32,858
Taxes receivable	2,647	2
Other receivables	2,799	7,858

Total trade and other receivables	57,908	40,718

The Group has recognised allowance for impairment losses of RUB 3,781 thousand and RUB 3,902 thousand as at December 31, 2019 and 2018, respectively, within line “Trade and other receivables” in the consolidated statement of financial position.